Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 3,896	$ 413	$ 0
Accounts receivable		0	4,170
Prepaid expenses	0	4,200	3,990
Total current assets	3,896	4,613	8,160
Deposit on Investment	26,175	26,175	0
Total assets	30,071	30,788	8,160
Current liabilities
Accounts payable	32,910	59,701	45,435
Accrued legal fees	10,070	425,625	387,501
Accrued payroll and payroll taxes	1,452,004	1,313,896	1,129,752
Accrued liabilities	11,510	37,946	34,050
Accrued interest payable	112,124	79,226	61,745
Convertible notes payable, in default	45,000	45,000	45,000
Notes Payable, Current	68,400	85,567	50,000
Due to related parties	318,462	292,397	198,958
Total current liabilities	2,050,480	2,339,358	1,952,441
Long-term liabilities
Convertible notes payable, long-term	458,100	34,000	34,000
Total long-term liabilities	483,100	34,000	34,000
Convertible notes payable to related party, long-term	25,000	0
Total liabilities	2,533,580	2,373,358	1,986,441
Stockholders' deficit
Preferred Stock, Value	0	0	0
Common Stock, Value	1,833	1,793	1,733
Additional paid-in capital	4,439,343	4,425,468	4,325,474
Accumulated deficit	(6,944,685)	(6,769,831)	(6,305,488)
Total stockholders' deficit	(2,503,509)	(2,342,570)	(1,978,281)
Total liabilities and stockholders' deficit	$ 30,071	$ 30,788	$ 8,160